Liquidity and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Nature of Business and Basis of Presentation [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 3 — LIQUIDITY AND GOING CONCERN

The accompanying unaudited condensed consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

For the three months ended March 31, 2023, the Company reported $12,072,610 net loss and $10,196,863 net cash outflows from operating activities. As of March 31, 2023, the Company had an accumulated deficit of $51,467,743 and cash and cash equivalents of $3,653,778.

The ability to continue as a going concern is dependent on the Company’s ability to successfully implement its plans. The Company believes that it will be able to continue to grow the Company’s revenue base and control expenditures. In parallel, the Company continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed in order to finance the Company’s business development activities, general and administrative expenses and growth strategy. These alternatives include external borrowings, raising funds through public equity or debt markets. There is no assurance that the Company will be successful with its fundraising initiatives. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Without realization of additional capital, there is substantial doubt about the Company can continue as a going concern. However, the Company has obtained adequate and continuing financial support from its major shareholder to meet its debts as they fall due and sustain the operation through the next 12 months from the date that these unaudited condensed consolidated financial statements were made available to issue.

NOTE 3 — LIQUIDITY AND GOING CONCERN CONSIDERATION

The accompanying consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

For the year ended December 31, 2022, the Company reported $44.5 million net loss and $19.3 million net cash outflows from operating activities. As of December 31, 2022, the Company had an accumulated losses of $39.4 million and cash and cash equivalents of $6.4 million.

The ability to continue as a going concern is dependent on the Company’s ability to successfully implement various plans. The Company believes that it will be able to continue to grow the Company’s revenue base and control expenditures. In parallel, the Company continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed in order to finance the Company’s business development activities, general and administrative expenses and growth strategy. These alternatives include external borrowings and continue to pursue fundraising in the next twelve months. Although there is no assurance that, if needed, the Company will be successful with its fundraising initiatives, the Company believes that the business combination transaction significantly increases its ability to access the capital going forward. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Without realization of additional capital, there is substantial doubt about the Company can continue as a going concern. However, the Company has obtained adequate and continuing financial support from its major shareholder to meet its debts as they fall due and sustain the operation through the next 12 months from the date that these consolidated financial statements were made available to issue.